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MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ASSET MANAGEMENT - 0.9%
4,300	Blackstone, Inc.	$ 392,289

	BEVERAGES - 2.8%
7,700	PepsiCo, Inc.	1,283,282

	CABLE & SATELLITE - 0.9%
870	Charter Communications, Inc., Class A(a)	407,621

	CHEMICALS - 2.5%
10,000	PPG Industries, Inc.	1,143,400

	DIVERSIFIED INDUSTRIALS - 3.2%
3,458	Emerson Electric Company	275,049
6,500	Illinois Tool Works, Inc.	1,184,625
		1,459,674
	E-COMMERCE DISCRETIONARY - 1.2%
5,000	Amazon.com, Inc.(a)	531,050

	ELECTRICAL EQUIPMENT - 4.6%
20,000	Johnson Controls International plc	957,600
3,200	Keysight Technologies, Inc.(a)	441,120
6,000	TE Connectivity Ltd.	678,900
		2,077,620
	ENGINEERING & CONSTRUCTION - 2.8%
6,100	Jacobs Engineering Group, Inc.	775,493
3,845	Quanta Services, Inc.	481,932
		1,257,425
	ENTERTAINMENT CONTENT - 2.3%
11,000	Walt Disney Company (The)(a)	1,038,400

	HOUSEHOLD PRODUCTS - 0.4%
1,358	Procter & Gamble Company (The)	195,267

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
2,700	Northern Trust Corporation	$ 260,496

	INSURANCE - 5.6%
3,000	Aon plc, CLASS A	809,040
6,500	Berkshire Hathaway, Inc., Class B(a)	1,774,630
		2,583,670
	INTERNET MEDIA & SERVICES - 9.8%
600	Alphabet, Inc., Class A(a)	1,307,556
1,103	Alphabet, Inc., Class C(a)	2,412,758
180	Booking Holdings, Inc.(a)	314,818
2,580	Meta Platforms, Inc., Class A(a)	416,025
		4,451,157
	LEISURE FACILITIES & SERVICES - 4.8%
9,300	Las Vegas Sands Corporation(a)	312,387
7,600	McDonald's Corporation	1,876,288
		2,188,675
	LEISURE PRODUCTS - 1.0%
5,400	Hasbro, Inc.	442,152

	MACHINERY - 5.1%
19,800	Graco, Inc.	1,176,319
9,400	Lincoln Electric Holdings, Inc.	1,159,584
		2,335,903
	MEDICAL EQUIPMENT & DEVICES - 9.8%
11,497	Abbott Laboratories	1,249,149
7,534	Becton Dickinson and Company	1,857,357
6,900	Stryker Corporation	1,372,617
		4,479,123
	RETAIL - CONSUMER STAPLES - 5.2%
4,400	Costco Wholesale Corporation	2,108,832
1,500	Dollar Tree, Inc.(a)	233,775
		2,342,607
	RETAIL - DISCRETIONARY - 5.3%
3,900	CarMax, Inc.(a)	352,872

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 5.3% (Continued)
12,000	Lowe's Companies, Inc.	$ 2,096,040
		2,448,912
	SEMICONDUCTORS - 5.2%
5,373	Analog Devices, Inc.	784,942
10,300	Texas Instruments, Inc.	1,582,595
		2,367,537
	SOFTWARE - 9.1%
2,425	Autodesk, Inc.(a)	417,003
9,500	Microsoft Corporation	2,439,884
3,665	Salesforce, Inc.(a)	604,872
3,450	Splunk, Inc.(a)	305,187
6,800	SS&C Technologies Holdings, Inc.	394,876
		4,161,822
	TECHNOLOGY HARDWARE - 6.1%
15,000	Apple, Inc.	2,050,800
3,380	Motorola Solutions, Inc.	708,448
		2,759,248
	TECHNOLOGY SERVICES - 8.9%
6,000	Automatic Data Processing, Inc.	1,260,240
5,400	Equifax, Inc.	987,012
2,900	Global Payments, Inc.	320,856
5,700	Verisk Analytics, Inc.	986,613
2,425	Visa, Inc., Class A	477,458
		4,032,179
	TOBACCO & CANNABIS - 1.5%
6,730	Philip Morris International, Inc.	664,520

	TOTAL COMMON STOCKS (Cost $18,782,845)	45,304,029

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
Fair Value
TOTAL INVESTMENTS - 99.6% (Cost $18,782,845)	$ 45,304,029
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	177,067
NET ASSETS - 100.0%	$ 45,481,096

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.